Financial Instruments and Fair Value Disclosures - Derivatives designated as hedging instruments (Table 2) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest rate swaps - Realized Loss	$ (98,656)	$ (312,069)	$ (174,869)
Interest and finance costs (Location of Loss Transferred from Accumulated Other Comprehensive Loss in Statements of Comprehensive Loss - Effective Portion)
Interest rate swaps - Realized Loss	$ (98,656)	$ (312,069)